EMPLOYEE BENEFITS - Post-employment and long-term benefits movements (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Post-Employment benefits
Disclosure of net defined benefit liability (asset) [line items]
Balance at the beginning of the year	$ 363,183	$ 331,411
Balance at the end of the year	381,114	363,183	$ 331,411
Long-Term Benefits
Disclosure of net defined benefit liability (asset) [line items]
Balance at the beginning of the year	159,329	133,085
Balance at the end of the year	180,545	159,329	133,085
Present value of defined benefit obligation [member] | Post-Employment benefits
Disclosure of net defined benefit liability (asset) [line items]
Balance at the beginning of the year	380,207	349,587	522,196
Service costs	2,985	2,690	3,845
Interests cost	39,923	41,736	30,778
Past Service Costs		(2,079)
Net defined benefit liability asset After Adjustment	423,115	391,934	556,819
Actuarial Loss (Gain) arising from changes in demographic assumptions	95	(753)
Actuarial Loss (Gain) arising from changes in financial assumptions	2,309	26,832	(69,967)
Actuarial Loss arising from changes in the experience	40,293	27,472	2,167
Total changes in actuarial assumptions	42,697	53,551	(67,800)
Payments to employees	(63,202)	(61,589)	(51,306)
Liquidation of entities			(432)
Loss of control in subsidiary			(98,024)
Discontinued operations			6,251
Effect of movements in exchange rates	2,630	(3,689)	4,079
Balance at the end of the year	405,240	380,207	349,587
Present value of defined benefit obligation [member] | Long-Term Benefits
Disclosure of net defined benefit liability (asset) [line items]
Balance at the beginning of the year	159,329	133,085	134,831
Service costs	15,905	14,765	14,815
Interests cost	15,439	16,699	8,949
Past Service Costs	4,795	10,063
Net defined benefit liability asset After Adjustment	195,468	174,612	158,595
Actuarial Loss (Gain) arising from changes in demographic assumptions	1,010	(7,342)
Actuarial Loss (Gain) arising from changes in financial assumptions	2,036	473	(14,149)
Actuarial Loss arising from changes in the experience	9,812	17,313	10,456
Total changes in actuarial assumptions	12,858	10,444	(3,693)
Payments to employees	(27,781)	(25,727)	(21,817)
Balance at the end of the year	180,545	159,329	133,085
Plan assets [member] | Post-Employment benefits
Disclosure of net defined benefit liability (asset) [line items]
Balance at the beginning of the year	(17,024)	(18,176)	(46,840)
Interests cost	(1,052)	(794)	(427)
Loss of control in subsidiary			27,269
Remeasurements on plan assets	(3,385)	(1,788)	5,885
Effect of movements in exchange rates	(2,665)	3,734	(4,063)
Balance at the end of the year	$ (24,126)	$ (17,024)	$ (18,176)